Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 60,730,000	$ 23,490,000	$ 9,270,000	$ 760,000	$ 94,250,000
ARGENTINA | Province of Jujuy - Provincial Directorate of Revenues Jujuy [Member]
Total	1,050,000	5,070,000	220,000		6,340,000
ARGENTINA | Federal Government of Argentina - General Administration of Public Revenues [Member]
Total	12,100,000				12,100,000
ARGENTINA | Province of Jujuy - Provincial Directorate of Water Resources [Member]
Total	90,000				90,000
CANADA | Government of Canada - Canada Revenue Agency [Member]
Total	10,490,000				10,490,000
CANADA | Province of Saskatchewan - Northern Municipal Trust Account [Member]
Total	120,000				120,000
CANADA | Province of Saskatchewan - Ministry of the Economy [Member]
Total		3,260,000			3,260,000
CANADA | Province of Saskatchewan - Minister of Finance [Member]
Total			1,240,000		1,240,000
CANADA | Province of Saskatchewan - Saskatchewan Workers Compensation Board [Member]
Total			450,000		450,000
CANADA | Province of Saskatchewan - Saskatchewan Research Council [Member]
Total			320,000		320,000
PERU | Government of Peru - Ministry of Energy and Mines [Member]
Total			530,000		530,000
TÜRKIYE | Government of Turkey [Member]
Total	9,430,000	5,840,000	1,580,000		16,850,000
TÜRKIYE | Province of Erzincan [Member]
Total			40,000	50,000	90,000
TÜRKIYE | Province of Erzurum - Erzurum Regional Directorate of Forestry [Member]
Total			4,290,000		4,290,000
TÜRKIYE | İliç District [Member]
Total				$ 710,000	710,000
UNITED STATES | Federal Government of the United States of America [Member]
Total	14,130,000		250,000		14,380,000
UNITED STATES | State of Nevada [Member]
Total	10,610,000	$ 9,320,000	$ 350,000		20,280,000
UNITED STATES | Humboldt County - Humboldt County Treasurer [Member]
Total	1,630,000				1,630,000
UNITED STATES | State of Colorado [Member]
Total	$ 1,080,000				$ 1,080,000